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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         ----------------
Phone:   41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/  ADRIAN BRUENGGER
                                       -----------------------------------------

                                       Schaffhausen, Switzerland, August 4, 2003




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $1,017,793
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7             COLUMN 8
      --------        --------  --------   --------         --------         --------  --------             --------
                        TITLE               VALUE      SHS OR    SH/   PUT/  INVESTMENT OTHER          VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED  NONE
   --------------     --------    -----    --------    -------   ---   ----  ---------- --------     ----    ------  ----
Amgen Inc.              COM     031162100   451,689   6,850,000   SH          DEFINED      1      6,850,000   NONE   NONE

Celgene Corp.           COM     151020104     8,192     270,000   SH          DEFINED      2        270,000   NONE   NONE

Cell Therapeutics,
Inc.                    COM     150934107     7,320     750,000   SH          DEFINED      3        750,000   NONE   NONE

Durect Corporation      COM     266605104     5,412   2,254,957   SH          DEFINED      3      2,254,957   NONE   NONE

Enzon
Pharmaceuticals,
Inc.                    COM     293904108     6,275     500,000   SH          DEFINED      3        500,000   NONE   NONE

IDEC Pharmaceuticals    COM     449370105   162,159   4,775,000   SH          DEFINED      1      4,775,000   NONE   NONE

                        LYON
IDEC Pharmaceuticals  ZERO CPN  449370AD7    24,767  42,000,000  PRN          DEFINED      1     42,000,000   NONE   NONE

MedImmune               COM     584699102   221,857   6,100,000   SH          DEFINED      1      6,100,000   NONE   NONE

NPS Pharmaceuticals     COM     62936P103     7,728     317,500   SH          DEFINED      3        317,500   NONE   NONE

Pozen, Inc.             COM     73941U102    30,716   2,800,000   SH          DEFINED      3      2,800,000   NONE   NONE

Serono SA               ADR     81752M101     7,280     500,000   SH          DEFINED      1        500,000   NONE   NONE

Shire
Pharmaceuticals
Group PLC               ADR     82481R106    21,670   1,100,000   SH          DEFINED      1      1,100,000   NONE   NONE

The Medicines
Company                 COM     584688105    58,150   2,980,500   SH          DEFINED      4      2,980,500   NONE   NONE

Virologic               COM     92823R201     4,578   3,605,004   SH          DEFINED      3      3,605,004   NONE   NONE